Income Taxes (Reconciliation of Unrecognized Tax Benefits) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Income Tax Contingency [Line Items]
Unrecognized Tax Benefits Due To Uncertainity In Timing Of Deductibility	$ 1.4
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	3.5
Balance at end of year	1.4
Decrease in Unrecognized Tax Benefits Due To Uncertainty In Timing of Deductibility	$ 2.1
Forecast [Member]
Income Tax Contingency [Line Items]
Unrecognized tax benefits anticipated to result in a decrease of unrecognized tax benefits with 12 months of the balance sheet date, minimum		$ 0.0